UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2008

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Montag & Caldwell, Inc.
Address:        3455 Peachtree Rd NE
                Suite 1200
                Atlanta, GA 30326

13F File Number:  028-00288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rebecca M. Keister
Title:          Executive Vice President and Chief Compliance Officer
Phone:          404-836-7141
Signature, Place, and Date of Signing

Rebecca M. Keister, Atlanta, GA  January 30, 2009


Report Type (Check only one.):

[     ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[  X  ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 87

Form 13F Information Table Value Total: 9,274,605 (x 1,000)



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100   408528 7654642.000SH     SOLE              6420637.000       1234005.000
                                                             43497 815000.000SH      OTHER                                815000.000
Allergan Inc                   COM              018490102   191319 4745017.000SH     SOLE              3977732.000        767285.000
                                                             19958 495000.000SH      OTHER                                495000.000
Amphenol Corp                  COM              032095101      293 12200.000SH       SOLE                 6270.000          5930.000
Apple Inc                      COM              037833100   328480 3848621.000SH     SOLE              3223081.000        625540.000
                                                             34396 403000.000SH      OTHER                                403000.000
Bard C R Inc                   COM              067383109      248 2940.000 SH       SOLE                  580.000          2360.000
Berkshire Hathaway Inc-Cl A    COM              084670108      580    6.000 SH       SOLE                    6.000
Burger King Holdings, Inc.     COM              121208201      204 8530.000 SH       SOLE                 1710.000          6820.000
CVS Caremark Corp              COM              126650100   237624 8268045.000SH     SOLE              6919020.000       1349025.000
                                                             25866 900000.000SH      OTHER                                900000.000
Cameron Int'l                  COM              13342B105   162025 7903662.000SH     SOLE              6606647.000       1297015.000
                                                             17733 865000.000SH      OTHER                                865000.000
Cisco Systems Inc              COM              17275R102     1224 75100.000SH       SOLE                 4000.000         71100.000
Coca-Cola Co                   COM              191216100   386019 8527026.000SH     SOLE              7146186.000       1380840.000
                                                             41422 915000.000SH      OTHER                                915000.000
Colgate-Palmolive Co           COM              194162103   247335 3608625.000SH     SOLE              3013991.000        594634.000
                                                             25703 375000.000SH      OTHER                                375000.000
ConocoPhillips                 COM              20825C104      228 4400.000 SH       SOLE                 4400.000
Costco Wholesale Corp          COM              22160K105   230959 4399224.000SH     SOLE              3678724.000        720500.000
                                                             24413 465000.000SH      OTHER                                465000.000
Covance                        COM              222816100      205 4460.000 SH       SOLE                  890.000          3570.000
Devon Energy Corp              COM              25179M103   167371 2547113.000SH     SOLE              2133118.000        413995.000
                                                             17413 265000.000SH      OTHER                                265000.000
Ecolab Inc                     COM              278865100      231 6560.000 SH       SOLE                 1320.000          5240.000
Emerson Elec Co                COM              291011104   261395 7139992.000SH     SOLE              5975917.000       1164075.000
                                                             26908 735000.000SH      OTHER                                735000.000
Exxon Mobil Corp               COM              30231G102     1284 16084.000SH       SOLE                16084.000
FactSet Research Systems Inc   COM              303075105      217 4900.000 SH       SOLE                  970.000          3930.000
Fiserv Inc                     COM              337738108      257 7070.000 SH       SOLE                 1400.000          5670.000
Fluor Corp                     COM              343412102   323831 7217080.000SH     SOLE              6054340.000       1162740.000
                                                             34550 770000.000SH      OTHER                                770000.000
Genentech, Inc.                COM              368710406      311 3750.000 SH       SOLE                 3750.000
Gilead Sciences Inc            COM              375558103   361015 7059335.000SH     SOLE              5901555.000       1157780.000
                                                             37077 725000.000SH      OTHER                                725000.000
Google Inc Cl A                COM              38259P508   336799 1094748.000SH     SOLE               919695.000        175053.000
                                                             35841 116500.000SH      OTHER                                116500.000
Halliburton Co                 COM              406216101   165877 9124194.000SH     SOLE              7661824.000       1462370.000
                                                             17635 970000.000SH      OTHER                                970000.000
Hewlett Packard Co             COM              428236103   363869 10026711.000SH    SOLE              8392381.000       1634330.000
                                                             37742 1040000.000SH     OTHER                               1040000.000
Hologic Inc                    COM              436440101      131 10010.000SH       SOLE                 1980.000          8030.000
International Business Machine COM              459200101      301 3575.000 SH       SOLE                 3575.000
I Shares Russell 1000 Growth   COM              464287614      707 19070.000SH       SOLE                19070.000
Jacobs Engr Group Del          COM              469814107      368 7650.000 SH       SOLE                 6290.000          1360.000
Johnson & Johnson              COM              478160104     1454 24294.000SH       SOLE                17594.000          6700.000
Johnson Controls Inc           COM              478366107   142041 7821626.000SH     SOLE              6549691.000       1271935.000
                                                             14800 815000.000SH      OTHER                                815000.000
Juniper Networks, Inc.         COM              48203R104   262824 15009949.000SH    SOLE             12557334.000       2452615.000
                                                             27316 1560000.000SH     OTHER                               1560000.000
McDonald's Corp                COM              580135101   399465 6423295.000SH     SOLE              5379466.000       1043829.000
                                                             41978 675000.000SH      OTHER                                675000.000
Medtronic Inc                  COM              585055106      743 23650.000SH       SOLE                10950.000         12700.000
Microsoft Corp                 COM              594918104      884 45450.000SH       SOLE                45450.000
Nike Inc Class B               COM              654106103   281679 5523117.000SH     SOLE              4638621.000        884496.000
                                                             30090 590000.000SH      OTHER                                590000.000
Nokia Corp Sponsored ADR       COM              654902204      204 13100.000SH       SOLE                13100.000
Occidental Petroleum Corp.     COM              674599105   208572 3476775.000SH     SOLE              2909835.000        566940.000
                                                             22196 370000.000SH      OTHER                                370000.000
O Reilly Automotive            COM              686091109      276 8970.000 SH       SOLE                 1800.000          7170.000
Pepsico Inc                    COM              713448108   312461 5704976.000SH     SOLE              4764293.000        940683.000
                                                             32314 590000.000SH      OTHER                                590000.000
PerkinElmer Inc                COM              714046109      149 10720.000SH       SOLE                 2130.000          8590.000
Procter & Gamble Co            COM              742718109   405171 6554039.000SH     SOLE              5499736.000       1054303.000
                                                             43274 700000.000SH      OTHER                                700000.000
Qualcomm Inc                   COM              747525103   399387 11145433.000SH    SOLE              9329466.000       1815967.000
                                                             41921 1170000.000SH     OTHER                               1170000.000
Research In Motion             COM              760975102   153459 3781655.000SH     SOLE              3214428.000        567227.000
                                                             16029 395000.000SH      OTHER                                395000.000
Roper Industries               COM              776696106      214 4930.000 SH       SOLE                  980.000          3950.000
Schering Plough Corp           COM              806605101   262521 15415233.000SH    SOLE             13005368.000       2409865.000
                                                             28440 1670000.000SH     OTHER                               1670000.000
Schlumberger                   COM              806857108   272460 6436572.000SH     SOLE              5388076.000       1048496.000
                                                             28361 670000.000SH      OTHER                                670000.000
Schwab Charles                 COM              808513105   278420 17218320.000SH    SOLE             14418260.000       2800060.000
                                                             30157 1865000.000SH     OTHER                               1865000.000
Smith Int'l                    COM              832110100      443 19345.000SH       SOLE                14225.000          5120.000
State Street Corp              COM              857477103      208 5300.000 SH       SOLE                 5300.000
Stryker Corp                   COM              863667101   226683 5674182.000SH     SOLE              4760757.000        913425.000
                                                             21773 545000.000SH      OTHER                                545000.000
Wal-Mart Stores Inc            COM              931142103   433506 7732890.000SH     SOLE              6492825.000       1240065.000
                                                             47371 845000.000SH      OTHER                                845000.000
Wells Fargo & Co               COM              949746101   167279 5674310.000SH     SOLE              4753075.000        921235.000
                                                             17983 610000.000SH      OTHER                                610000.000
Xilinx Inc                     COM              983919101      508 28520.000SH       SOLE                16880.000         11640.000
Lazard LTD - CL A              COM              G54050102      202 6800.000 SH       SOLE                 1350.000          5450.000